Other reserves	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other reserves	Other reserves
The composition of other reserves as of 31 December 2023 and 2022 is as follows:

	2023	2022
Equity component of convertible bonds	21,391	16,034
Share based payments	21,520	14,548
	42,911	30,582